Performance B.4.1. Share-based compensation - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2019 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of plans | plan		2
Deferred share plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Deferred share plans | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		30.00%
Deferred share plans | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		40.00%
2018 Performance Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
2018 Performance Plan | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2018 Performance Plan | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2018 Performance Plan | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Performance share plan 2021 (Relative TSR) | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Shares granted as percent of total award	35.00%
Performance share plan 2021 (Relative TSR) | Relative TSR
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted as percent of total award	20.00%
Measurement period	3 years
Number of trading days	10 days
Service revenue performance conditions percent	15.00%
Cumulative achievement for cumulative targets, period	3 years
Share Based Payment Arrangements, Operating Cash Flow After Leases, Performance Conditions Percent	30.00%
Performance share plan 2021 (Relative TSR) | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Target share price (in dollars per share)	$ 39.17
Payment threshold of target award value	150.00%
Financial liabilities, at fair value | $	$ 3
Performance share plan 2021 (Relative TSR) | Tranche 2022 | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at inception (in dollars per share)	$ 43.09
Share price appreciation percent	10.00%
Value determination, trading day average share price period	30 days
Performance share plan 2021 (Relative TSR) | Tranche 2023 | Market Stock Units (MSU) | Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at inception (in dollars per share)	$ 47.00
Share price appreciation percent	20.00%
Value determination, trading day average share price period	30 days